Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statutory Accounting Practices [Line Items]
Cash and cash equivalents maximum maturity period	90 days
Minimum likelihood of tax benefits being realized upon ultimate settlement	50.00%
Number of customers with an account receivable balance of more than 10% of total accounts receivable	1	1
Aggregate account receivable of more than 10% of total accounts receivable	32.00%	25.00%
Concentration of credit risk, accounts receivable	As of September 30, 2014, the Company had one customer with an account receivable balance of more than 10% of total accounts receivable, amounting to 32%, which was lower than its respective portion of total revenue
September 30, 2013 [Member]
Statutory Accounting Practices [Line Items]
Concentration of credit risk, accounts receivable	As of September 30, 2013, the Company had one customer with an account receivable balance of more than 10% of total accounts receivable, amounting to 25%, which was lower than its respective portion of total revenue
Minimum [Member]
Statutory Accounting Practices [Line Items]
Estimated useful life of assets	3 years
Percentage of concentration risk	10.00%
Minimum [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Statutory Accounting Practices [Line Items]
Percentage of concentration risk	10.00%	10.00%
Maximum [Member]
Statutory Accounting Practices [Line Items]
Estimated useful life of assets	10 years
Revenue from third-party sales	10.00%	10.00%	10.00%